PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks 95.9%
Brazil 3.6%
B3 SA - Brasil Bolsa Balcao	24,200	$295,788
Banco Bradesco SA	7,274	28,711
Banco do Brasil SA	12,200	78,908
Banco Santander Brasil SA, UTS	25,300	145,547
Centrais Eletricas Brasileiras SA	1,200	8,548
Cosan SA	7,200	124,220
IRB Brasil Resseguros S/A	5,500	8,456
Petroleo Brasileiro SA	19,800	86,198
Vale SA	19,132	223,244
WEG SA	20,500	265,615
		1,265,235
Chile 0.2%
Enel Americas SA	344,492	53,449
China 41.4%
Alibaba Group Holding Ltd., ADR*	11,000	2,761,220
Anhui Conch Cement Co. Ltd. (Class H Stock)	35,000	262,611
Baidu, Inc., ADR*	1,700	202,980
Bank of Beijing Co. Ltd. (Class A Stock)	72,800	50,226
Bank of Chengdu Co. Ltd. (Class A Stock)	16,000	18,972
Bank of China Ltd. (Class H Stock)	850,000	283,914
Bank of Communications Co. Ltd. (Class H Stock)	338,000	186,827
Bank of Shanghai Co. Ltd. (Class A Stock)	41,400	49,018
Beijing Enterprises Holdings Ltd.	2,500	8,734
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	123,707
China Construction Bank Corp. (Class H Stock)	574,000	419,076
China Lesso Group Holdings Ltd.	20,000	38,492
China Life Insurance Co. Ltd. (Class H Stock)	122,000	277,852
China Medical System Holdings Ltd.	165,000	200,426
China Merchants Bank Co. Ltd. (Class H Stock)	20,500	95,172
China Merchants Energy Shipping Co. Ltd. (Class A Stock)	61,600	55,154
China Merchants Port Holdings Co. Ltd.	32,000	36,592
China Minsheng Banking Corp. Ltd. (Class H Stock)	366,500	230,412
China Mobile Ltd.	62,500	426,523
China National Accord Medicines Corp. Ltd. (Class A Stock)	3,900	27,775
China National Building Material Co. Ltd. (Class H Stock)	191,000	295,156
China National Chemical Engineering Co. Ltd. (Class A Stock)	18,600	15,310
China National Medicines Corp. Ltd. (Class A Stock)	9,300	58,524
China Resources Cement Holdings Ltd.	58,000	79,016
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	489	16,985
China Unicom Hong Kong Ltd.	34,000	18,971

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
CITIC Ltd.	83,000	$77,560
CNOOC Ltd.	96,000	99,564
Country Garden Holdings Co. Ltd.	144,000	184,110
Country Garden Services Holdings Co. Ltd.	33,000	199,243
CSC Financial Co. Ltd. (Class A Stock)	2,400	16,646
Eve Energy Co. Ltd. (Class A Stock)	6,800	58,482
Fujian Sunner Development Co. Ltd. (Class A Stock)	9,000	36,964
Gemdale Corp. (Class A Stock)	9,800	19,579
Great Wall Motor Co. Ltd. (Class H Stock)	15,500	15,069
Greenland Holdings Corp. Ltd. (Class A Stock)	44,300	51,717
GSX Techedu, Inc., ADR*	1,500	133,680
Hengan International Group Co. Ltd.	21,000	175,647
Huaxin Cement Co. Ltd. (Class A Stock)	13,900	54,464
Hunan Valin Steel Co. Ltd. (Class A Stock)	85,800	54,986
Hundsun Technologies, Inc. (Class A Stock)	3,260	51,041
Industrial & Commercial Bank of China Ltd. (Class H Stock)	667,000	392,503
Industrial Bank Co. Ltd. (Class A Stock)	26,000	58,107
JD.com, Inc., ADR*	9,000	574,110
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	6,956	60,660
Jinke Properties Group Co. Ltd. (Class A Stock)	39,100	48,589
Kingsoft Corp. Ltd.	15,000	76,398
Kweichow Moutai Co. Ltd. (Class A Stock)	200	47,940
KWG Group Holdings Ltd.*	89,500	158,427
Li Ning Co. Ltd.	43,500	140,558
Logan Group Co. Ltd.	55,000	95,212
Longfor Group Holdings Ltd., 144A	9,500	46,726
Luxshare Precision Industry Co. Ltd. (Class A Stock)	9,229	76,606
Meituan Dianping (Class B Stock)*	16,700	412,856
Muyuan Foodstuff Co. Ltd. (Class A Stock)	5,200	68,037
NetEase, Inc., ADR	900	412,578
New China Life Insurance Co. Ltd. (Class H Stock)	33,700	131,267
Ningbo Zhoushan Port Co. Ltd. (Class A Stock)	96,000	57,221
Offcn Education Technology Co. Ltd. (Class A Stock)	11,700	53,506
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	46,000	14,936
PICC Property & Casualty Co. Ltd. (Class H Stock)	98,000	77,114
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	17,500	184,355
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	23,173	51,503
Sany Heavy Industry Co. Ltd. (Class A Stock)	20,900	63,011
SF Holding Co. Ltd. (Class A Stock)	7,100	72,028
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	21,315
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	42,400	62,812
Shenzhen International Holdings Ltd.	25,500	41,685

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,600	$79,395
Shimao Group Holdings Ltd.	25,000	105,574
Sinopharm Group Co. Ltd. (Class H Stock)	7,200	17,088
Sinotruk Hong Kong Ltd.	3,500	10,872
TAL Education Group, ADR*	1,000	78,170
Tencent Holdings Ltd.	32,400	2,211,555
Tingyi Cayman Islands Holding Corp.	10,000	18,612
Uni-President China Holdings Ltd.	25,000	27,061
Vipshop Holdings Ltd., ADR*	13,800	314,226
Weichai Power Co. Ltd. (Class H Stock)	82,000	175,989
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	17,560	59,719
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	7,700	50,083
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	21,231
Yum China Holdings, Inc.	4,300	220,332
Zhongsheng Group Holdings Ltd.	3,000	18,621
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	54,400	64,329
		14,441,314
Colombia 0.6%
Bancolombia SA	1,330	9,548
Ecopetrol SA	368,689	205,431
		214,979
Greece 1.1%
Hellenic Telecommunications Organization SA	12,528	184,206
JUMBO SA	10,507	201,951
		386,157
Hungary 0.2%
Richter Gedeon Nyrt	3,254	75,310
India 7.0%
Aurobindo Pharma Ltd.	19,950	232,765
Bajaj Auto Ltd.	452	18,068
Bharat Petroleum Corp. Ltd.	14,848	81,950
Cipla Ltd.	8,801	84,701
Coal India Ltd.	6,613	11,403
Dr. Reddy’s Laboratories Ltd.	4,206	254,253
GAIL India Ltd.	150,166	193,996

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
HCL Technologies Ltd.	31,088	$292,848
Hindalco Industries Ltd.	89,634	194,793
Housing Development Finance Corp. Ltd.	925	21,961
Infosys Ltd., ADR	18,100	232,585
ITC Ltd.	41,267	107,028
LIC Housing Finance Ltd.	2,645	9,272
NTPC Ltd.	81,828	94,911
Oil & Natural Gas Corp. Ltd.	16,115	16,811
Petronet LNG Ltd.	3,153	10,432
Power Grid Corp. of India Ltd.	84,027	199,805
Reliance Industries Ltd.	4,326	119,411
Reliance Industries Ltd., 144A, GDR	2,913	160,293
Wipro Ltd.	24,859	93,524
		2,430,810
Indonesia 1.5%
Adaro Energy Tbk PT	2,732,700	202,167
Gudang Garam Tbk PT*	43,000	147,122
Indofood CBP Sukses Makmur Tbk PT	31,600	19,910
Indofood Sukses Makmur Tbk PT	343,400	151,401
		520,600
Luxembourg 0.1%
Reinet Investments SCA	803	15,228
Malaysia 1.1%
AMMB Holdings Bhd	9,600	6,592
Dialog Group Bhd	19,100	17,015
Hartalega Holdings Bhd	9,900	47,636
MISC Bhd	29,400	55,007
Top Glove Corp. Bhd	42,200	259,801
		386,051
Mexico 1.8%
America Movil SAB de CV (Class L Stock)	181,300	114,458
Fibra Uno Administracion SA de CV, REIT*	16,700	13,500
Gruma SAB de CV (Class B Stock)	3,120	36,576
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	1,125	11,273
Grupo Mexico SAB de CV (Class B Stock)	16,800	42,553

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico (cont’d.)
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	82,600	$135,805
Wal-Mart de Mexico SAB de CV	111,100	261,488
		615,653
Pakistan 0.2%
MCB Bank Ltd.	53,445	56,886
Philippines 1.1%
Globe Telecom, Inc.	3,345	140,520
PLDT, Inc.	8,890	242,744
		383,264
Poland 0.8%
CD Projekt SA*	2,349	254,543
KGHM Polska Miedz SA*	710	24,153
		278,696
Qatar 0.6%
Commercial Bank PSQC (The)	162,515	184,210
Qatar Islamic Bank SAQ	6,355	28,114
		212,324
Russia 2.9%
Gazprom PJSC	25,090	61,656
Inter RAO UES PJSC	1,000,000	79,985
LUKOIL PJSC	3,714	254,355
MMC Norilsk Nickel PJSC	348	92,125
Mobile TeleSystems PJSC, ADR	1,800	15,948
Novatek PJSC, GDR	495	73,346
Polyus PJSC	462	105,121
Rosneft Oil Co. PJSC	1,790	8,649
Sberbank of Russia PJSC, ADR	8,306	98,832
Surgutneftegas PJSC	232,800	116,409
Tatneft PJSC	8,924	66,227
X5 Retail Group NV, GDR	687	25,894
		998,547
Saudi Arabia 1.4%
Abdullah Al Othaim Markets Co.	1,056	33,390
Etihad Etisalat Co.*	6,231	45,562

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Saudi Arabia (cont’d.)
National Commercial Bank	18,673	$181,606
Riyad Bank	52,850	239,612
		500,170
South Africa 4.4%
Anglo American Platinum Ltd.	3,362	257,061
Aspen Pharmacare Holdings Ltd.*	25,373	196,235
Exxaro Resources Ltd.	1,394	11,019
Impala Platinum Holdings Ltd.	21,526	192,764
Investec Ltd.	87,342	170,605
Kumba Iron Ore Ltd.	7,408	240,047
Life Healthcare Group Holdings Ltd.	50,895	51,770
Momentum Metropolitan Holdings	108,753	104,778
Naspers Ltd. (Class N Stock)	1,125	204,204
Old Mutual Ltd.	27,166	18,292
Rand Merchant Investment Holdings Ltd.	53,055	98,923
		1,545,698
South Korea 11.5%
BNK Financial Group, Inc.	48,899	211,252
Daelim Industrial Co. Ltd.	1,873	131,324
GS Retail Co. Ltd.	3,454	99,432
Hana Financial Group, Inc.	10,779	267,381
Hankook Tire & Technology Co. Ltd.	392	8,567
Hyundai Glovis Co. Ltd.	1,376	128,999
Hyundai Mobis Co. Ltd.	1,280	221,353
KB Financial Group, Inc.	9,200	273,036
Kia Motors Corp.	9,233	314,044
Korea Zinc Co. Ltd.	45	15,640
KT&G Corp.	3,141	213,616
Kumho Petrochemical Co. Ltd.	3,232	230,026
LG Innotek Co. Ltd.	664	90,376
Meritz Securities Co. Ltd.	28,637	74,248
NCSoft Corp.	84	57,160
Samsung Card Co. Ltd.	2,030	48,140
Samsung Electronics Co. Ltd.	25,586	1,250,642
Shinhan Financial Group Co. Ltd.	10,536	265,706
SK Hynix, Inc.	1,326	92,434
Woori Financial Group, Inc.	2,964	21,176
		4,014,552

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan 12.3%
Asia Cement Corp.	19,000	$25,825
Asustek Computer, Inc.	13,000	96,225
China Development Financial Holding Corp.	176,000	51,697
China Life Insurance Co. Ltd.	53,000	36,821
Delta Electronics, Inc.	11,000	75,102
Fubon Financial Holding Co. Ltd.	12,000	17,016
Hon Hai Precision Industry Co. Ltd.	130,000	346,273
Inventec Corp.	14,000	11,925
Lite-On Technology Corp.	130,000	219,332
MediaTek, Inc.	13,000	310,486
Micro-Star International Co. Ltd.	4,000	17,797
Nien Made Enterprise Co. Ltd.	20,000	219,293
Novatek Microelectronics Corp.	4,000	39,408
Pegatron Corp.	56,000	117,606
Phison Electronics Corp.	11,000	110,239
Pou Chen Corp.	58,000	52,338
Quanta Computer, Inc.	16,000	44,623
Realtek Semiconductor Corp.*	6,000	76,553
Synnex Technology International Corp.	8,000	11,957
Taiwan Cement Corp.	27,000	41,397
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	2,072,409
United Microelectronics Corp.	59,000	45,159
Wistron Corp.	29,000	34,076
Wiwynn Corp.	8,000	214,054
		4,287,611
Thailand 1.1%
Charoen Pokphand Foods PCL	218,200	236,842
Krung Thai Bank PCL	391,900	123,954
PTT Exploration & Production PCL	7,500	21,890
Siam Commercial Bank PCL (The)	4,800	10,325
		393,011
Turkey 1.0%
Coca-Cola Icecek A/S	7,971	51,141
Ford Otomotiv Sanayi A/S	9,618	114,480
Haci Omer Sabanci Holding A/S	145,969	176,188
Turkcell Iletisim Hizmetleri A/S	6,332	13,541
		355,350

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Arab Emirates 0.0%
Dubai Islamic Bank PJSC	9,870	$10,154

Total Common Stocks (cost $27,700,943)		33,441,049
Exchange-Traded Fund 1.5%
United States
iShares MSCI Emerging Markets ETF (cost $509,943)	11,849	512,943
Preferred Stocks 1.7%
Brazil 0.6%
Centrais Eletricas Brasileiras SA (PRFC B)	21,500	157,895
Lojas Americanas SA (PRFC)	4,100	26,856
Petroleo Brasileiro SA (PRFC)	8,000	34,153
		218,904
Chile 0.4%
Embotelladora Andina SA (PRFC B)	54,556	136,920
Russia 0.1%
Surgutneftegas PJSC (PRFC)	77,200	38,967
South Korea 0.6%
Samsung Electronics Co. Ltd. (PRFC)	4,676	194,969
Total Preferred Stocks (cost $617,461)		589,760

	Units
Rights* 0.0%
Brazil
IRB Brasil Resseguros S/A, expiring 08/12/20 (cost $0)	34,177	6,814

Total Long-Term Investments (cost $28,828,347)		34,550,566

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $44,146)(w)	44,150	$44,146

TOTAL INVESTMENTS 99.2% (cost $28,872,493)		34,594,712
Other assets in excess of liabilities 0.8%		271,960

Net Assets 100.0%		$34,866,672

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).